Financial instruments - Maturity Analysis of Financial Liabilities (Details) - Liquidity risk - USD ($) $ in Thousands	Mar. 31, 2021	Mar. 31, 2020
Disclosure of detailed information about financial instruments [line items]
Accounts payable and accrued liabilities	$ 65,052	$ 30,810
Other long-term liabilities	3,154	8,198
Long-term debt	30,000	30,000
Less than 1 Year
Disclosure of detailed information about financial instruments [line items]
Accounts payable and accrued liabilities	65,052	30,810
Other long-term liabilities	0	0
Long-term debt	0	0
1 to 3 Years
Disclosure of detailed information about financial instruments [line items]
Accounts payable and accrued liabilities	0	0
Other long-term liabilities	3,154	8,198
Long-term debt	0	0
4 to 5 Years
Disclosure of detailed information about financial instruments [line items]
Accounts payable and accrued liabilities	0	0
Other long-term liabilities	0	0
Long-term debt	30,000	30,000
>5 Years
Disclosure of detailed information about financial instruments [line items]
Accounts payable and accrued liabilities	0	0
Other long-term liabilities	0	0
Long-term debt	$ 0	$ 0